Inventories (Inventories) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Inventories [Abstract]
Components		$ 9,690	$ 8,047
Work in process		6,584	5,179
Finished products	[1]	6,445	4,882
Total inventories		22,719	18,108
Current assets		21,336	16,647	[2]
Long term assets		$ 1,383	$ 1,461	[2]

[1]	includes systems at customer locations not yet sold, as of December 31, 2017 and 2016, in the amount of $3,425 and $2,046 respectively.
[2]	Reclassified - due to presenting PCB operation as discontinued operation - See Note 19